DISPOSAL OF ASSETS - Summary of disposals (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Disposal Of Assets [Abstract]
Proceeds, net of transaction costs	$ 291
Carrying Value Of Net Assets Held For Sale [Abstract]
Assets	1,071
Liabilities	(680)
Non-controlling interests	(86)
Carrying value of net assets held for sale	305
Loss on disposal, net of transaction costs	$ (14)